COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares shares	Additional paid-in capital CNY (¥)	Subscription receivable CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total ruhnn shareholders’(deficit) equity CNY (¥)	Non-controlling interest CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares
Balance at the beginning of the year at Mar. 31, 2017	¥ (43,218)			¥ 10,000		¥ (55,384)		¥ (45,384)	¥ 2,166
Net (loss) income	(89,954)					(104,005)		(104,005)	14,051
Capital contribution from non-controlling interest holders	490								490
Acquisition of non-controlling interest of subsidiaries	(1,343)			(3,113)				(3,113)	1,770
Balance at the end of the year at Mar. 31, 2018	(134,025)			6,887		(159,389)		(152,502)	18,477
Issuance of ordinary shares in connection with Equity Restructuring				558,996	¥ (558,996)
Issuance of ordinary shares in connection with Equity Restructuring (shares) | shares			319,406,760
Capital contribution from Hangzhou Ruhnn	50,233			50,233				50,233
Net (loss) income	(84,923)					(73,246)		(73,246)	(11,677)
Dividend paid to non-controlling interest holders	(17,150)								(17,150)
Acquisition of non-controlling interest of a subsidiary	102,510			93,416				93,416	9,094
Acquisition of non-controlling interest of a subsidiary (shares) | shares			44,165,899
Transaction costs incurred in connection with capital investment by an institution investor received prior to the Equity Restructuring	(8,491)			(8,491)				(8,491)
Balance at the end of the year at Mar. 31, 2019	¥ (91,846)			701,041	(558,996)	(232,635)		(90,590)	(1,256)
Balance at the end of the year (in shares) at Mar. 31, 2019 | shares	363,572,659	363,572,659	363,572,659
Issuance of ordinary shares in connection with Equity Restructuring	¥ 747,940			747,940				747,940
Issuance of ordinary shares in connection with Equity Restructuring (shares) | shares										50,000,000
Re-designation of ordinary shares into Class A and Class B ordinary shares immediately prior to the completion of the initial public offering (shares) | shares			(363,572,659)							186,238,409	177,334,250
Conversion of Class B ordinary shares into Class A ordinary shares (shares) | shares										2,500,000	(2,500,000)
Subscription receivable	558,996				¥ 558,996			558,996
Net (loss) income	(97,793)	$ (13,810)				(92,491)		(92,491)	(5,302)
Exercise of share options	516			516				516
Exercise of share options (shares) | shares										7,383,985
Share-based compensation	55,351			55,351				55,351
Foreign currency translation adjustment	4,598	649					¥ 4,598	4,598
Balance at the end of the year at Mar. 31, 2020	¥ 1,177,762	$ 166,332		¥ 1,504,848		¥ (325,126)	¥ 4,598	¥ 1,184,320	¥ (6,558)
Balance at the end of the year (in shares) at Mar. 31, 2020 | shares										246,122,394	174,834,250